Segmental Information - Summary of Information by Reportable Segment - Result (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reportable segments [line items]
System Fund revenues	$ 1,373	$ 1,233	$ 1,242
Reimbursement of costs	1,171	1,171	1,103
Revenue	4,627	4,337	4,075
Operating profit	630	582	744
Net finance costs	(115)	(96)	(91)
Fair value gains/(losses) on contingent purchase consideration	27	(4)
Profit before tax	542	482	653
Tax	(156)	(132)	(118)
Profit for the year	386	350	535
Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(186)	(104)	4
Fair value gains/(losses) on contingent purchase consideration	38
Profit before tax	(186)	(104)	4
Tax	20	27	85
Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	2,083	1,933	1,730
Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	865	832	774
System Fund [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(49)	(146)	(34)
Americas [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	1,040	1,051	999
Americas [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	700	673	648
EMEAA [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	723	569	457
EMEAA [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	217	206	175
Greater China [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	135	143	117
Greater China [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	73	70	53
Central [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	185	170	157
Central [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	$ (125)	$ (117)	$ (102)